Revenue (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Contractual assets, beginning			£ 71
Contractual liabilities, beginning	(197)		(68)
Contractual assets, Transfers in the period from contract assets to trade receivables			(71)
Contractual liabilities, Transfers in the period from contract assets to trade receivables
Contractual assets, Amounts included in contract liabilities that was recognised as revenue during the period
Contractual liabilities, Amounts included in contract liabilities that was recognised as revenue during the period	197		68
Contractual assets, Excess of revenue recognised over cash
Contractual liabilities, Excess of revenue recognised over cash
Contractual assets, Cash received in advance of performance and not recognised as revenue during the period
Contractual liabilities, Cash received in advance of performance and not recognised as revenue during the period		(197)
Contractual assets, ending
Contractual liabilities, ending		£ (197)